Collateral receivables and collateral payables - Collateral receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Collateral receivables and collateral payables
Collateral receivables	$ 20,902	$ 14,414
BTC
Collateral receivables and collateral payables
Collateral receivables	7,044	2,289
USDC
Collateral receivables and collateral payables
Collateral receivables	13,313	$ 12,125
USDT
Collateral receivables and collateral payables
Collateral receivables	$ 545